Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

4.      Accounts receivable, net

Accounts receivable and the allowance for credit losses consist of the following:

	As of December 31,
	2025	2024
Accounts receivable	$315,091	$246,500
Less: allowance for credit losses	(45,058)	(30,148)
	$270,033	$216,352

As of December 31, 2024, the allowance for expected credit losses on accounts receivable was US$30,148. During the year ended December 31, 2025, the Group recognized a credit loss of US$13,416 for certain uncollectible accounts and wrote off the corresponding balances. At year-end, based on the outstanding accounts receivable and the expected credit loss model, an additional allowance of US$14,910 was recognized, resulting in a total allowance balance of US$45,058 as of December 31, 2025.

As of December 31, 2025, accounts receivable amounted to US$315,091. Subsequent to year end, through February 28, 2026, the Company collected US$277,320 of these outstanding receivables.